SHARE EXCHANGE (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share Exchange Details Narrative
Amortization expense	$ 10,350	$ 45,900
Intangible assets with estimated useful lives	5 years	5 years